Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000165348 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000165348 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000165348 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000165348 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165349 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000165349 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000165349 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000165349 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165363 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165363 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165363 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000165363 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000165363 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000165363 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000165363 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000165363 | Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000165364 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165364 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165364 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000165364 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000165364 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000165364 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000165364 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000165364 | Other
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000165366 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000165366 | Technology
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000165366 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000165366 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000165366 | Financial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000165366 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000165366 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000165366 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000165367 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000165367 | Technology
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000165367 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000165367 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000165367 | Financial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000165367 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000165367 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000165367 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000165369 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000165369 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000165369 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165369 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000165369 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165369 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165369 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165369 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000165370 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000165370 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000165370 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165370 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000165370 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165370 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165370 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165370 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000165372 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165372 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165372 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000165372 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000165372 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000165372 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000165372 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000165372 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000165372 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165373 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165373 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165373 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000165373 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000165373 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000165373 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000165373 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000165373 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000165373 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165381 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000165381 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165381 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000165381 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000165381 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000165381 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000165381 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000165381 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000165382 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000165382 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000165382 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000165382 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000165382 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000165382 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000165382 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000165382 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000165384 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000165384 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000165384 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000165384 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000165384 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000165384 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000165384 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000165384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000165385 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000165385 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000165385 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000165385 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000165385 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000165385 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000165385 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000165385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000165351 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000165351 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000165351 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000165351 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000165351 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165351 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165351 | Sovereign Debts
Holdings [Line Items]
Percent of Net Asset Value	1.00%